Employee Benefit Plan	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
EMPLOYEE BENEFIT PLAN

NOTE 14 — EMPLOYEE BENEFIT PLAN

The Company maintains a defined contribution benefit plan in compliance with Section 401(k) (the “401(k) Plan”) of the Internal Revenue Code (“IRC”), which covers all employees who meet the 401(k) Plan’s eligibility requirements. During the six months June 30, 2021 and 2020, the Company’s matching contribution was 100% of each participant’s contribution up to a maximum of 5% of the participant’s eligible compensation, subject to limitations imposed by the IRC.

NOTE 14 — EMPLOYEE BENEFIT PLAN

The Company maintains a defined contribution benefit plan in compliance with Section 401(k) (the “401(k) Plan”) of the Internal Revenue Code (“IRC”), which covers all employees who meet the 401(k) Plan’s eligibility requirements. During the year ended December 31, 2020 and 2019, the Company’s matching contribution was 100% of each participant’s contribution up to a maximum of 5% of the participant’s eligible compensation, subject to limitations imposed by the IRC. The expenses relating to the 401(k) Plan were approximately $49,000 for 2020, $15,000 for 2019, and $0 for 2018.